Label	Element	Value
Portfolio Optimization Aggressive-Growth Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Portfolio Optimization Aggressive-Growth Portfolio
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Portfolio Optimization Aggressive-Growth Portfolio – In the Performance subsection, the third sentence is deleted and replaced with the following:

The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.

Performance Additional Market Index [Text]	oef_PerformanceAdditionalMarketIndex	The composite benchmark is comprised of 65% S&P 500, 25% MSCI EAFE, 7% ICE BofA U.S. 3-Month T-Bill, and 3% Bloomberg US Aggregate Bond Indices.